Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Revenues	$ 449	$ 7,474	$ 20,074	$ 31,428	$ 79,723
EXPENSES:
Voyage expenses (Note 13)	6	196	663	1,023	7,743
Vessel depreciation		2,021	6,429	11,458	25,327
Management fees-related parties (Note 1 & 5)	33	158	1,351	2,345	5,730
Generalandadministrativeexpenses	344	431	3,258	7,078	15,364
Operating income	66	4,668	9,233	(52,774)	(171,050)
OTHER INCOME (EXPENSES):
Interest and finance costs (Note 8 & 14)	(44)	(1,912)	(7,443)	(9,345)	(16,283)
Net loss on derivative financial instruments (Note 16)		(69)	(171)	(447)	(1,793)
Interest income	37	29	131	175	95
Other, net	(5)	10	(342)	(1,593)	(81)
Total other expenses, net	(12)	(1,942)	(7,825)	(11,210)	(18,062)
Net income and comprehensive income	$ 54	$ 2,726	$ 1,408	$ (63,984)	$ (189,112)
Earnings per common share, basic and diluted (Note 12) (in Dollars per share)	$ 0.02	$ 1.12	$ 0.58	$ (26.36)	$ (209.97)
Weighted average common shares outstanding, basic (Note 12) (in Shares)	3,232,168	2,431,113	2,437,361	2,427,083	900,668
Weighted average common shares outstanding, diluted (Note 12) (in Shares)	3,232,168	2,432,184	2,444,504	2,427,083	900,668